RELATED PARTY TRANSACTIONS - Other Related Parties (Details) - USD ($) $ in Thousands			12 Months Ended
	Sep. 04, 2015	Sep. 10, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Net income (expense from transactions with related party			$ 27,972	$ (254)	$ (6,998)
Amount due from (to) related party			3,353	2,000
Vessel operating expenses			(53,163)	(56,347)	(49,570)
Collaborative Arrangement
Related Party Transaction [Line Items]
Time and voyage charter revenues			13,730	0	0
Voyage, charter-hire and commission expenses			11,140	0	0
The Cool Pool Limited
Related Party Transaction [Line Items]
Time and voyage charter revenues			37,345	5,771
Vessel operating expenses			$ (7,681)	$ (3,779)
World Shipholding
Related Party Transaction [Line Items]
Percentage shareholders' ownership after transaction		1.90%
Percentage of Shareholders' Ownership before Transaction		36.20%
Ownership percentage			0.00%	0.00%
Common Stock
Related Party Transaction [Line Items]
Number of common units issued (in shares)		32,000,000
Frontline
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties			$ 0	$ 0	34
Seatankers
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties			0	0	(112)
Ship Finance
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties			0	0	116
Seadrill
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties			0	0	(5)
Golar Wilhemsen
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties			0	(2,246)	(7,031)
Percentage shareholders' ownership after transaction	100.00%
Percentage of Shareholders' Ownership before Transaction	60.00%
Remaining interest acquired	40.00%
The Cool Pool Limited
Related Party Transaction [Line Items]
Net income (expense from transactions with related party			32,254	1,992	0
Amount due from (to) related party			3,490	2,000
The Cool Pool Limited | The Cool Pool Limited
Related Party Transaction [Line Items]
Net income (expense from transactions with related party			32,254	1,992
Magni Partners
Related Party Transaction [Line Items]
Net income (expense from transactions with related party			(4,282)	0	$ 0
Amount due from (to) related party			(137)	$ 0
Magni Partners | Recharge for Advisory Services
Related Party Transaction [Line Items]
Due to related parties			3,900
Magni Partners | Recharge for Disposal of Golar Power
Related Party Transaction [Line Items]
Due to related parties			3,000
Magni Partners | Recharge for Board Member Travel
Related Party Transaction [Line Items]
Due to related parties			100
Magni Partners | Recharge for Other Travel and Out of Pocket Expenses
Related Party Transaction [Line Items]
Due to related parties			$ 300